Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.
(a) (b)
................ 877,188 $ 726,259,033
Boeing Co. (The)
(a) (b)
................... 8,939,876 1,873,172,218
GE Aerospace ....................... 12,643,613 3,254,339,550
General Dynamics Corp. ................ 2,987,149 871,231,877
Howmet Aerospace, Inc.
(a)
............... 4,786,719 890,952,007
Huntington Ingalls Industries, Inc. .......... 465,101 112,303,287
L3Harris Technologies, Inc. .............. 2,216,297 555,935,940
Lockheed Martin Corp. ................. 2,472,341 1,145,040,011
Northrop Grumman Corp. ............... 1,604,261 802,098,415
RTX Corp. ......................... 15,840,335 2,313,005,717
Textron, Inc. ........................ 2,141,007 171,901,452
TransDigm Group, Inc. ................. 665,820 1,012,472,525
13,728,712,032
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 1,403,212 134,638,191
Expeditors International of Washington, Inc. ... 1,623,947 185,535,945
FedEx Corp. ........................ 2,613,501 594,074,912
United Parcel Service, Inc. , Class B ........ 8,699,451 878,122,584
1,792,371,632
Automobile Components — 0.0%
Aptiv plc
(a) (b)
......................... 2,582,226 176,159,458
Automobiles — 1.9%
Ford Motor Co. ...................... 46,308,114 502,443,037
General Motors Co. ................... 11,400,574 561,022,246
Tesla, Inc.
(a) (b)
....................... 33,225,153 10,554,302,102
11,617,767,385
Banks — 3.6%
Bank of America Corp. ................. 77,695,437 3,676,548,079
Citigroup, Inc. ....................... 22,145,004 1,884,982,740
Citizens Financial Group, Inc. ............ 5,141,746 230,093,133
Fifth Third Bancorp ................... 7,917,088 325,629,829
Huntington Bancshares, Inc. ............. 17,273,014 289,495,715
JPMorgan Chase & Co. ................ 32,950,922 9,552,801,797
KeyCorp ........................... 11,694,864 203,724,531
M&T Bank Corp. ..................... 1,903,539 369,267,531
PNC Financial Services Group, Inc. (The) .... 4,689,707 874,255,179
Regions Financial Corp. ................ 10,658,915 250,697,681
Truist Financial Corp. .................. 15,526,977 667,504,741
US Bancorp ........................ 18,473,448 835,923,522
Wells Fargo & Co. .................... 38,584,773 3,091,412,013
22,252,336,491
Beverages — 1.1%
Brown-Forman Corp. , Class B, NVS ........ 2,156,604 58,034,214
Coca-Cola Co. (The) .................. 45,927,743 3,249,387,817
Constellation Brands, Inc. , Class A ......... 1,814,678 295,211,817
Keurig Dr Pepper, Inc. ................. 16,103,984 532,397,711
Molson Coors Beverage Co. , Class B ....... 2,034,540 97,841,029
Monster Beverage Corp.
(a) (b)
.............. 8,325,063 521,481,946
PepsiCo, Inc. ....................... 16,256,254 2,146,475,778
6,900,830,312
Biotechnology — 1.6%
AbbVie, Inc. ........................ 20,944,038 3,887,632,334
Amgen, Inc. ........................ 6,375,074 1,779,984,411
Biogen, Inc.
(a) (b)
...................... 1,736,893 218,136,392
Gilead Sciences, Inc. .................. 14,748,735 1,635,192,249
Incyte Corp.
(a) (b)
...................... 1,899,021 129,323,330
Moderna, Inc.
(a) (b)
..................... 4,035,322 111,334,534
Regeneron Pharmaceuticals, Inc. .......... 1,231,067 646,310,175
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a) (b)
........... 3,045,135 $ 1,355,694,102
9,763,607,527
Broadline Retail — 4.0%
Amazon.com, Inc.
(b)
................... 112,028,359 24,577,901,681
eBay, Inc. .......................... 5,466,225 407,015,113
24,984,916,794
Building Products — 0.6%
A O Smith Corp. ..................... 1,378,609 90,395,392
Allegion plc ......................... 1,020,454 147,067,831
Builders FirstSource, Inc.
(a) (b)
............. 1,310,245 152,892,489
Carrier Global Corp. ................... 9,453,881 691,929,550
Johnson Controls International plc ......... 7,801,969 824,043,966
Lennox International, Inc. ............... 378,649 217,056,753
Masco Corp. ........................ 2,505,826 161,274,961
Trane Technologies plc ................. 2,644,604 1,156,776,236
3,441,437,178
Capital Markets — 3.4%
Ameriprise Financial, Inc. ............... 1,128,885 602,519,791
Bank of New York Mellon Corp. (The) ....... 8,482,226 772,815,611
BlackRock, Inc.
(c)
..................... 1,726,744 1,811,786,142
Blackstone, Inc. , Class A ................ 8,651,243 1,294,052,928
CBOE Global Markets, Inc. .............. 1,241,733 289,584,553
Charles Schwab Corp. (The) ............. 20,250,507 1,847,656,259
CME Group, Inc. , Class A ............... 4,272,896 1,177,695,596
Coinbase Global, Inc. , Class A
(b)
........... 2,506,766 878,596,415
FactSet Research Systems, Inc. ........... 449,111 200,878,368
Franklin Resources, Inc. ................ 3,662,791 87,357,565
Goldman Sachs Group, Inc. (The) ......... 3,638,145 2,574,897,124
Intercontinental Exchange, Inc. ........... 6,801,696 1,247,907,165
Invesco Ltd. ........................ 5,301,170 83,599,451
KKR & Co., Inc. ...................... 8,026,023 1,067,701,840
MarketAxess Holdings, Inc. .............. 445,951 99,598,696
Moody's Corp. ....................... 1,834,117 919,974,746
Morgan Stanley ...................... 14,646,798 2,063,147,966
MSCI, Inc. ......................... 918,132 529,523,450
Nasdaq, Inc. ........................ 4,901,181 438,263,605
Northern Trust Corp. ................... 2,306,762 292,474,354
Raymond James Financial, Inc. ........... 2,152,855 330,183,371
S&P Global, Inc. ..................... 3,722,654 1,962,918,228
State Street Corp. .................... 3,381,108 359,547,025
T. Rowe Price Group, Inc. ............... 2,608,057 251,677,500
21,184,357,749
Chemicals — 1.2%
Air Products & Chemicals, Inc. ............ 2,638,328 744,166,796
Albemarle Corp. ..................... 1,388,080 86,990,974
CF Industries Holdings, Inc. .............. 1,921,465 176,774,780
Corteva, Inc. ........................ 8,088,650 602,847,085
Dow, Inc. .......................... 8,380,789 221,923,293
DuPont de Nemours, Inc. ............... 4,961,994 340,343,169
Eastman Chemical Co. ................. 1,368,846 102,198,042
Ecolab, Inc. ........................ 2,991,801 806,110,861
International Flavors & Fragrances, Inc. ...... 3,032,826 223,064,352
Linde plc .......................... 5,581,477 2,618,717,379
LyondellBasell Industries NV , Class A ....... 3,048,861 176,407,097
Mosaic Co. (The) ..................... 3,754,188 136,952,778
PPG Industries, Inc. ................... 2,691,604 306,169,955
Sherwin-Williams Co. (The) .............. 2,733,536 938,586,921
7,481,253,482
Commercial Services & Supplies — 0.6%
Cintas Corp. ........................ 4,069,810 907,038,555
Copart, Inc.
(b)
....................... 10,423,787 511,495,228
Republic Services, Inc. ................. 2,408,445 593,946,621

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Rollins, Inc. ......................... 3,332,916 $ 188,043,121
Veralto Corp. ........................ 2,938,558 296,647,430
Waste Management, Inc. ................ 4,341,679 993,462,989
3,490,633,944
Communications Equipment — 0.9%
Arista Networks, Inc.
(b)
................. 12,209,690 1,249,173,384
Cisco Systems, Inc. ................... 47,169,344 3,272,609,087
F5, Inc.
(a) (b)
......................... 681,502 200,579,669
Juniper Networks, Inc. ................. 3,913,524 156,267,013
Motorola Solutions, Inc. ................ 1,979,484 832,293,842
5,710,922,995
Construction & Engineering — 0.1%
Quanta Services, Inc.
(a)
................. 1,756,730 664,184,478
Construction Materials — 0.1%
Martin Marietta Materials, Inc. ............ 715,165 392,596,978
Vulcan Materials Co. .................. 1,566,350 408,535,407
801,132,385
Consumer Finance — 0.6%
American Express Co. ................. 6,562,599 2,093,337,829
Capital One Financial Corp. .............. 7,584,178 1,613,609,711
Synchrony Financial ................... 4,513,791 301,250,412
4,008,197,952
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. ................ 5,260,717 5,207,794,187
Dollar General Corp. .................. 2,607,986 298,301,439
Dollar Tree, Inc.
(a) (b)
................... 2,342,612 232,012,293
Kroger Co. (The) ..................... 7,264,710 521,097,648
Sysco Corp. ........................ 5,747,549 435,319,361
Target Corp. ........................ 5,387,142 531,441,558
Walgreens Boots Alliance, Inc. ............ 8,477,370 97,320,208
Walmart, Inc. ........................ 51,226,877 5,008,964,033
12,332,250,727
Containers & Packaging — 0.2%
Amcor plc .......................... 27,168,945 249,682,605
Avery Dennison Corp. .................. 926,819 162,628,930
Ball Corp. .......................... 3,289,932 184,532,286
International Paper Co. ................. 6,259,511 293,132,900
Packaging Corp. of America ............. 1,059,537 199,669,748
Smurfit WestRock plc .................. 5,880,110 253,726,746
1,343,373,215
Distributors — 0.1%
Genuine Parts Co. .................... 1,643,543 199,378,201
LKQ Corp. ......................... 3,071,929 113,692,092
Pool Corp. ......................... 445,582 129,878,242
442,948,535
Diversified Telecommunication Services — 0.7%
AT&T, Inc. .......................... 85,315,599 2,469,033,435
Verizon Communications, Inc. ............ 49,988,178 2,162,988,462
4,632,021,897
Electric Utilities — 1.5%
Alliant Energy Corp. ................... 3,046,029 184,193,374
American Electric Power Co., Inc. .......... 6,333,511 657,165,101
Constellation Energy Corp. .............. 3,716,083 1,199,402,949
Duke Energy Corp. ................... 9,215,890 1,087,475,020
Edison International ................... 4,561,995 235,398,942
Entergy Corp. ....................... 5,291,297 439,812,607
Evergy, Inc. ......................... 2,728,273 188,059,858
Eversource Energy ................... 4,356,101 277,135,145
Exelon Corp. ........................ 11,969,770 519,727,413
Security
Shares
Shares Value
Electric Utilities (continued)
FirstEnergy Corp. .................... 6,090,242 $ 245,193,143
NextEra Energy, Inc. .................. 24,408,440 1,694,433,905
NRG Energy, Inc. ..................... 2,317,893 372,207,258
PG&E Corp. ........................ 26,057,055 363,235,347
Pinnacle West Capital Corp. ............. 1,415,149 126,613,381
PPL Corp. ......................... 8,764,893 297,042,224
Southern Co. (The) ................... 13,031,358 1,196,669,605
Xcel Energy, Inc. ..................... 6,838,058 465,671,750
9,549,437,022
Electrical Equipment — 0.9%
AMETEK, Inc. ....................... 2,737,227 495,328,598
Eaton Corp. plc ...................... 4,639,656 1,656,310,795
Emerson Electric Co. .................. 6,665,110 888,659,116
GE Vernova, Inc. ..................... 3,236,071 1,712,366,970
Generac Holdings, Inc.
(a) (b)
............... 704,511 100,893,020
Hubbell, Inc. ........................ 633,283 258,639,110
Rockwell Automation, Inc. ............... 1,336,956 444,096,675
5,556,294,284
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. , Class A ............... 14,341,932 1,416,265,785
CDW Corp. ......................... 1,561,607 278,887,394
Corning, Inc. ........................ 9,139,465 480,644,464
Jabil, Inc.
(a)
......................... 1,272,472 277,526,143
Keysight Technologies, Inc.
(b)
............. 2,048,979 335,745,699
Ralliant Corp.
(b)
...................... 10,000 484,910
TE Connectivity plc ................... 3,516,091 593,059,069
Teledyne Technologies, Inc.
(a) (b)
........... 555,872 284,778,784
Trimble, Inc.
(a) (b)
...................... 2,829,169 214,960,261
Zebra Technologies Corp. , Class A
(a) (b)
....... 602,949 185,925,354
4,068,277,863
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A .............. 11,747,215 450,388,223
Halliburton Co. ...................... 10,193,175 207,736,906
Schlumberger NV .................... 16,128,011 545,126,772
1,203,251,901
Entertainment — 1.8%
Electronic Arts, Inc. ................... 2,706,134 432,169,600
Live Nation Entertainment, Inc.
(a) (b)
......... 1,868,627 282,685,893
Netflix, Inc.
(a) (b)
....................... 5,045,756 6,756,923,232
Take-Two Interactive Software, Inc.
(a) (b)
...... 2,008,805 487,838,294
TKO Group Holdings, Inc. , Class A
(a)
........ 795,149 144,677,360
Walt Disney Co. (The) ................. 21,315,455 2,643,329,575
Warner Bros Discovery, Inc.
(a) (b)
........... 26,693,999 305,913,228
11,053,537,182
Financial Services — 4.3%
Apollo Global Management, Inc. ........... 5,352,550 759,366,268
Berkshire Hathaway, Inc. , Class B
(a) (b)
....... 21,741,735 10,561,482,611
Corpay, Inc.
(b)
....................... 836,140 277,447,975
Fidelity National Information Services, Inc. .... 6,229,453 507,139,769
Fiserv, Inc.
(b)
........................ 6,573,844 1,133,396,444
Global Payments, Inc. ................. 2,891,744 231,455,190
Jack Henry & Associates, Inc. ............ 861,733 155,258,435
Mastercard, Inc. , Class A ................ 9,617,667 5,404,551,794
PayPal Holdings, Inc.
(b)
................. 11,531,345 857,009,560
Visa, Inc. , Class A .................... 20,286,977 7,202,891,184
27,089,999,230
Food Products — 0.6%
Archer-Daniels-Midland Co. .............. 5,696,892 300,681,960
Bunge Global SA ..................... 1,593,306 127,910,606
Campbell's Co. (The) .................. 2,325,476 71,275,839
Conagra Brands, Inc. .................. 5,660,152 115,863,311

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
General Mills, Inc. .................... 6,492,612 $ 336,382,228
Hershey Co. (The) .................... 1,754,364 291,136,706
Hormel Foods Corp. ................... 3,455,638 104,533,050
J M Smucker Co. (The) ................. 1,259,621 123,694,782
Kellanova .......................... 3,188,104 253,549,911
Kraft Heinz Co. (The) .................. 10,244,213 264,505,580
Lamb Weston Holdings, Inc. ............. 1,672,948 86,742,354
McCormick & Co., Inc. (Non-Voting) , NVS .... 2,995,860 227,146,105
Mondelez International, Inc. , Class A ........ 15,351,976 1,035,337,261
Tyson Foods, Inc. , Class A .............. 3,393,719 189,844,641
3,528,604,334
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 1,883,483 290,263,565
Ground Transportation — 0.9%
CSX Corp. ......................... 22,274,567 726,819,121
JB Hunt Transport Services, Inc. .......... 928,948 133,396,933
Norfolk Southern Corp. ................. 2,672,975 684,201,411
Old Dominion Freight Line, Inc. ........... 2,205,203 357,904,447
Uber Technologies, Inc.
(b)
............... 24,794,037 2,313,283,652
Union Pacific Corp. ................... 7,084,549 1,630,013,034
5,845,618,598
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories ................... 20,628,679 2,805,706,631
Align Technology, Inc.
(a) (b)
................ 807,709 152,923,545
Baxter International, Inc. ................ 6,084,582 184,241,143
Becton Dickinson & Co. ................ 3,398,078 585,318,936
Boston Scientific Corp.
(b)
................ 17,541,018 1,884,080,743
Cooper Cos., Inc. (The)
(b)
............... 2,371,058 168,724,487
Dexcom, Inc.
(a) (b)
..................... 4,648,697 405,784,761
Edwards Lifesciences Corp.
(b)
............ 6,954,997 543,950,315
GE HealthCare Technologies, Inc. ......... 5,428,759 402,108,179
Hologic, Inc.
(a) (b)
...................... 2,642,645 172,194,748
IDEXX Laboratories, Inc.
(a) (b)
............. 953,153 511,214,080
Insulet Corp.
(b)
....................... 834,805 262,279,035
Intuitive Surgical, Inc.
(b)
................. 4,250,013 2,309,499,564
Medtronic plc ....................... 15,206,738 1,325,571,352
ResMed, Inc. ....................... 1,738,900 448,636,200
Solventum Corp.
(a) (b)
................... 1,641,341 124,479,301
STERIS plc ......................... 1,164,946 279,843,328
Stryker Corp. ....................... 4,078,069 1,613,406,439
Zimmer Biomet Holdings, Inc. ............ 2,346,038 213,982,126
14,393,944,913
Health Care Providers & Services — 1.8%
Cardinal Health, Inc. ................... 2,830,083 475,453,944
Cencora, Inc. ....................... 2,045,486 613,338,977
Centene Corp.
(a) (b)
.................... 5,900,157 320,260,522
Cigna Group (The) .................... 3,167,848 1,047,227,192
CVS Health Corp. .................... 14,974,756 1,032,958,669
DaVita, Inc.
(a) (b)
...................... 492,833 70,204,061
Elevance Health, Inc. .................. 2,678,639 1,041,883,425
HCA Healthcare, Inc. .................. 2,053,637 786,748,335
Henry Schein, Inc.
(a) (b)
.................. 1,443,382 105,439,055
Humana, Inc. ....................... 1,430,811 349,804,673
Labcorp Holdings, Inc. ................. 992,044 260,421,470
McKesson Corp.
(a)
.................... 1,483,563 1,087,125,295
Molina Healthcare, Inc.
(b)
................ 642,680 191,454,372
Quest Diagnostics, Inc. ................. 1,323,693 237,774,974
UnitedHealth Group, Inc. ................ 10,755,594 3,355,422,660
Universal Health Services, Inc. , Class B ..... 678,345 122,882,197
11,098,399,821
Security
Shares
Shares Value
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 1,821,194 $ 132,273,320
Healthpeak Properties, Inc. .............. 8,264,609 144,713,304
Ventas, Inc. ........................ 5,350,276 337,869,929
Welltower, Inc. ....................... 7,366,032 1,132,380,099
1,747,236,652
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. .............. 8,260,502 126,881,311
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. , Class A
(a) (b)
................. 5,116,726 677,147,519
Booking Holdings, Inc. ................. 385,631 2,232,510,410
Caesars Entertainment, Inc.
(a) (b)
........... 2,466,123 70,013,232
Carnival Corp.
(a) (b)
..................... 12,449,111 350,069,001
Chipotle Mexican Grill, Inc.
(a) (b)
............ 15,975,197 897,007,312
Darden Restaurants, Inc. ............... 1,387,482 302,429,452
Domino's Pizza, Inc. ................... 405,796 182,851,678
DoorDash, Inc. , Class A
(a) (b)
.............. 4,064,866 1,002,030,118
Expedia Group, Inc. ................... 1,441,989 243,234,704
Hilton Worldwide Holdings, Inc.
(a)
.......... 2,818,149 750,585,805
Las Vegas Sands Corp. ................ 4,021,363 174,969,504
Marriott International, Inc. , Class A ......... 2,695,311 736,385,918
McDonald's Corp. .................... 8,477,937 2,476,998,853
MGM Resorts International
(a) (b)
............ 2,452,648 84,346,565
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 5,297,760 107,438,573
Royal Caribbean Cruises Ltd. ............ 2,961,780 927,451,789
Starbucks Corp. ...................... 13,474,145 1,234,635,906
Wynn Resorts Ltd. .................... 1,043,537 97,748,111
Yum! Brands, Inc. .................... 3,298,145 488,719,126
13,036,573,576
Household Durables — 0.3%
DR Horton, Inc. ...................... 3,277,931 422,590,864
Garmin Ltd. ......................... 1,826,371 381,200,155
Lennar Corp. , Class A .................. 2,752,910 304,499,375
Mohawk Industries, Inc.
(b)
............... 619,734 64,972,913
NVR, Inc.
(a) (b)
........................ 34,919 257,899,862
PulteGroup, Inc.
(a)
.................... 2,376,177 250,591,626
1,681,754,795
Household Products — 1.0%
Church & Dwight Co., Inc. ............... 2,919,717 280,614,001
Clorox Co. (The) ..................... 1,461,575 175,491,310
Colgate-Palmolive Co. ................. 9,608,644 873,425,740
Kimberly-Clark Corp. .................. 3,934,363 507,218,078
Procter & Gamble Co. (The) ............. 27,798,675 4,428,884,901
6,265,634,030
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 8,417,233 88,549,291
Vistra Corp.
(a)
....................... 4,020,977 779,305,552
867,854,843
Industrial Conglomerates — 0.4%
3M Co. ............................ 6,381,431 971,509,055
Honeywell International, Inc. ............. 7,619,971 1,774,538,847
2,746,047,902
Industrial REITs — 0.2%
Prologis, Inc. ........................ 11,002,365 1,156,568,609
Insurance — 2.1%
Aflac, Inc. .......................... 5,769,227 608,422,679
Allstate Corp. (The) ................... 3,139,605 632,033,883
American International Group, Inc. ......... 6,833,564 584,884,743
Aon plc , Class A ..................... 2,559,933 913,281,697
Arch Capital Group Ltd. ................ 4,431,299 403,469,774
Arthur J Gallagher & Co. ................ 3,036,335 971,991,560

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Assurant, Inc. ....................... 601,228 $ 118,736,518
Brown & Brown, Inc. ................... 3,317,777 367,841,936
Chubb Ltd. ......................... 4,418,714 1,280,189,820
Cincinnati Financial Corp. ............... 1,853,025 275,952,483
Erie Indemnity Co. , Class A, NVS .......... 295,399 102,441,419
Everest Group Ltd. .................... 504,231 171,362,905
Globe Life, Inc. ...................... 978,947 121,673,323
Hartford Insurance Group, Inc. (The) ........ 3,368,860 427,407,268
Loews Corp.
(a)
....................... 2,063,932 189,180,007
Marsh & McLennan Cos., Inc. ............ 5,842,244 1,277,348,228
MetLife, Inc. ........................ 6,686,346 537,715,945
Principal Financial Group, Inc. ............ 2,445,831 194,272,356
Progressive Corp. (The) ................ 6,950,670 1,854,855,796
Prudential Financial, Inc. ................ 4,197,308 450,958,772
Travelers Cos., Inc. (The) ............... 2,686,585 718,768,951
Willis Towers Watson plc ................ 1,176,033 360,454,115
WR Berkley Corp. .................... 3,549,194 260,759,283
12,824,003,461
Interactive Media & Services — 6.6%
Alphabet, Inc. , Class A ................. 69,006,058 12,160,937,601
Alphabet, Inc. , Class C, NVS ............. 55,664,768 9,874,373,196
Match Group, Inc. .................... 2,907,914 89,825,464
Meta Platforms, Inc. , Class A ............. 25,743,482 19,001,006,629
41,126,142,890
IT Services — 1.1%
Accenture plc , Class A ................. 7,423,020 2,218,666,448
Akamai Technologies, Inc.
(a) (b)
............. 1,733,329 138,250,321
Cognizant Technology Solutions Corp. , Class A . 5,845,962 456,160,415
EPAM Systems, Inc.
(b)
.................. 669,877 118,447,651
Gartner, Inc.
(b)
....................... 912,189 368,725,037
GoDaddy, Inc. , Class A
(b)
................ 1,689,318 304,178,599
International Business Machines Corp. ...... 11,019,856 3,248,433,152
VeriSign, Inc. ....................... 957,786 276,608,597
7,129,470,220
Leisure Products — 0.0%
Hasbro, Inc. ........................ 1,561,982 115,305,511
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. ............... 3,380,144 398,890,793
Bio-Techne Corp. ..................... 1,870,616 96,243,193
Charles River Laboratories International, Inc.
(a) (b)
582,401 88,367,704
Danaher Corp. ...................... 7,552,199 1,491,861,390
IQVIA Holdings, Inc.
(a) (b)
................. 1,948,688 307,093,742
Mettler-Toledo International, Inc.
(a) (b)
........ 246,176 289,187,871
Revvity, Inc.
(a)
....................... 1,398,016 135,216,107
Thermo Fisher Scientific, Inc. ............. 4,476,097 1,814,878,290
Waters Corp.
(a) (b)
..................... 705,471 246,237,598
West Pharmaceutical Services, Inc. ........ 851,515 186,311,482
5,054,288,170
Machinery — 1.5%
Caterpillar, Inc. ...................... 5,576,882 2,165,001,361
Cummins, Inc. ....................... 1,633,047 534,822,893
Deere & Co.
(a)
....................... 2,993,704 1,522,268,547
Dover Corp. ........................ 1,625,678 297,872,980
Fortive Corp. ........................ 4,026,652 209,909,369
IDEX Corp. ......................... 895,132 157,158,325
Illinois Tool Works, Inc. ................. 3,161,026 781,563,679
Ingersoll Rand, Inc.
(a)
.................. 4,783,601 397,899,931
Nordson Corp. ....................... 641,110 137,434,751
Otis Worldwide Corp. .................. 4,679,632 463,377,161
PACCAR, Inc. ....................... 6,224,413 591,692,700
Parker-Hannifin Corp. .................. 1,514,686 1,057,962,730
Pentair plc ......................... 1,952,576 200,451,452
Security
Shares
Shares Value
Machinery (continued)
Snap-on, Inc. ....................... 619,440 $ 192,757,339
Stanley Black & Decker, Inc. ............. 1,834,106 124,260,681
Westinghouse Air Brake Technologies Corp. ... 2,028,995 424,770,103
Xylem, Inc. ......................... 2,885,651 373,287,813
9,632,491,815
Media — 0.5%
Charter Communications, Inc. , Class A
(a) (b)
.... 1,131,427 462,538,672
Comcast Corp. , Class A ................ 44,158,202 1,576,006,229
Fox Corp. , Class A, NVS ................ 2,537,552 142,204,414
Fox Corp. , Class B .................... 1,560,708 80,579,354
Interpublic Group of Cos., Inc. (The) ........ 4,399,360 107,696,333
News Corp. , Class A, NVS .............. 4,467,833 132,783,997
News Corp. , Class B
(a)
................. 1,320,420 45,303,610
Omnicom Group, Inc. .................. 2,313,249 166,415,133
Paramount Global , Class B, NVS
(a)
......... 7,134,834 92,039,359
2,805,567,101
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. ................ 17,028,879 738,201,905
Newmont Corp. ...................... 13,197,052 768,860,250
Nucor Corp. ........................ 2,735,849 354,401,879
Steel Dynamics, Inc. ................... 1,636,595 209,500,526
2,070,964,560
Multi-Utilities — 0.6%
Ameren Corp. ....................... 3,205,026 307,810,697
CenterPoint Energy, Inc. ................ 7,738,927 284,328,178
CMS Energy Corp. .................... 3,547,011 245,736,922
Consolidated Edison, Inc. ............... 4,271,936 428,688,778
Dominion Energy, Inc. .................. 10,110,703 571,456,934
DTE Energy Co. ..................... 2,460,027 325,855,176
NiSource, Inc. ....................... 5,581,134 225,142,946
Public Service Enterprise Group, Inc. ....... 5,916,858 498,081,106
Sempra ........................... 7,732,260 585,873,340
WEC Energy Group, Inc. ................ 3,783,527 394,243,513
3,867,217,590
Office REITs — 0.0%
BXP, Inc. .......................... 1,727,068 116,525,278
Oil, Gas & Consumable Fuels — 2.8%
APA Corp. ......................... 4,278,641 78,256,344
Chevron Corp. ........................ 19,258,285 2,757,593,829
ConocoPhillips ...................... 14,968,188 1,343,245,191
Coterra Energy, Inc. ................... 9,048,746 229,657,174
Devon Energy Corp. ................... 7,613,512 242,185,817
Diamondback Energy, Inc. ............... 2,216,732 304,578,977
EOG Resources, Inc. .................. 6,471,448 774,049,895
EQT Corp. ......................... 7,097,392 413,919,902
Expand Energy Corp. .................. 2,567,732 300,270,580
Exxon Mobil Corp. .................... 51,103,289 5,508,934,554
Hess Corp. ......................... 3,287,437 455,441,522
Kinder Morgan, Inc. ................... 22,921,104 673,880,458
Marathon Petroleum Corp. .............. 3,642,437 605,045,210
Occidental Petroleum Corp. .............. 8,400,503 352,905,131
ONEOK, Inc. ........................ 7,406,260 604,573,004
Phillips 66 .......................... 4,831,421 576,388,525
Targa Resources Corp. ................. 2,572,072 447,746,294
Texas Pacific Land Corp.
(a)
.............. 223,378 235,974,285
Valero Energy Corp. ................... 3,713,765 499,204,291
Williams Cos., Inc. (The) ................ 14,477,320 909,320,469
17,313,171,452
Passenger Airlines — 0.1%
Delta Air Lines, Inc. ................... 7,741,299 380,717,085
Southwest Airlines Co. ................. 6,756,894 219,193,641

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(b)
............ 3,872,671 $ 308,380,792
908,291,518
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 2,776,753 224,361,642
Kenvue, Inc. ........................ 22,763,548 476,441,060
700,802,702
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co. ................ 24,129,052 1,116,933,817
Eli Lilly & Co. ....................... 9,326,506 7,270,291,222
Johnson & Johnson ................... 28,527,978 4,357,648,639
Merck & Co., Inc. ..................... 29,772,800 2,356,814,848
Pfizer, Inc. ......................... 67,409,529 1,634,006,983
Viatris, Inc. ......................... 13,916,604 124,275,274
Zoetis, Inc. , Class A ................... 5,278,925 823,248,354
17,683,219,137
Professional Services — 0.6%
Automatic Data Processing, Inc. ........... 4,813,268 1,484,411,851
Broadridge Financial Solutions, Inc. ........ 1,392,429 338,402,020
Dayforce, Inc.
(a) (b)
..................... 1,895,336 104,982,661
Equifax, Inc. ........................ 1,472,318 381,875,120
Jacobs Solutions, Inc. .................. 1,424,768 187,285,754
Leidos Holdings, Inc. .................. 1,526,248 240,780,884
Paychex, Inc. ....................... 3,800,727 552,853,749
Paycom Software, Inc. ................. 578,025 133,754,985
Verisk Analytics, Inc. ................... 1,658,967 516,768,221
3,941,115,245
Real Estate Management & Development — 0.1%
(a)(b)
CBRE Group, Inc. , Class A .............. 3,481,455 487,821,475
CoStar Group, Inc. .................... 5,002,165 402,174,066
889,995,541
Residential REITs — 0.3%
AvalonBay Communities, Inc. ............ 1,685,991 343,099,168
Camden Property Trust ................. 1,266,698 142,744,198
Equity Residential .................... 4,054,532 273,640,365
Essex Property Trust, Inc. ............... 763,395 216,346,143
Invitation Homes, Inc. .................. 6,758,402 221,675,586
Mid-America Apartment Communities, Inc. .... 1,387,845 205,414,938
UDR, Inc. .......................... 3,574,583 145,950,224
1,548,870,622
Retail REITs — 0.3%
Federal Realty Investment Trust ........... 920,624 87,450,074
Kimco Realty Corp. ................... 8,031,366 168,819,313
Realty Income Corp. ................... 10,706,942 616,826,929
Regency Centers Corp. ................ 1,936,719 137,952,494
Simon Property Group, Inc. .............. 3,637,903 584,829,286
1,595,878,096
Semiconductors & Semiconductor Equipment — 12.7%
Advanced Micro Devices, Inc.
(a) (b)
.......... 19,224,477 2,727,953,286
Analog Devices, Inc. ................... 5,880,865 1,399,763,487
Applied Materials, Inc. ................. 9,633,271 1,763,562,922
Broadcom, Inc. ...................... 55,749,031 15,367,220,395
Enphase Energy, Inc.
(a) (b)
................ 1,567,512 62,151,851
First Solar, Inc.
(a) (b)
.................... 1,271,294 210,450,009
Intel Corp. ......................... 51,718,580 1,158,496,192
KLA Corp. .......................... 1,567,901 1,404,431,642
Lam Research Corp.
(a)
................. 15,171,713 1,476,814,543
Microchip Technology, Inc. ............... 6,376,353 448,703,961
Micron Technology, Inc. ................. 13,250,974 1,633,182,546
Monolithic Power Systems, Inc. ........... 567,464 415,031,820
NVIDIA Corp. ....................... 289,158,373 45,684,131,350
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV ............... 2,995,295 $ 654,442,005
ON Semiconductor Corp.
(a) (b)
............. 4,955,113 259,697,472
QUALCOMM, Inc. .................... 13,009,582 2,071,906,029
Skyworks Solutions, Inc. ................ 1,780,606 132,690,759
Teradyne, Inc. ....................... 1,902,382 171,062,190
Texas Instruments, Inc. ................. 10,771,337 2,236,344,988
79,278,037,447
Software — 11.4%
Adobe, Inc.
(b)
........................ 5,053,891 1,955,249,350
ANSYS, Inc.
(b)
....................... 1,042,463 366,133,855
Autodesk, Inc.
(b)
...................... 2,536,476 785,216,875
Cadence Design Systems, Inc.
(b)
.......... 3,237,248 997,557,971
Crowdstrike Holdings, Inc. , Class A
(b)
........ 2,953,128 1,504,057,622
Fair Isaac Corp.
(b)
..................... 288,232 526,876,567
Fortinet, Inc.
(a) (b)
...................... 7,532,530 796,339,072
Gen Digital, Inc. ...................... 6,471,202 190,253,339
Intuit, Inc. .......................... 3,314,692 2,610,750,860
Microsoft Corp. ...................... 88,125,447 43,834,478,592
Oracle Corp. ........................ 19,284,320 4,216,130,882
Palantir Technologies, Inc. , Class A
(b)
....... 25,218,702 3,437,813,457
Palo Alto Networks, Inc.
(a) (b)
.............. 7,850,510 1,606,528,366
PTC, Inc.
(a) (b)
........................ 1,422,386 245,134,003
Roper Technologies, Inc. ................ 1,274,361 722,358,789
Salesforce, Inc. ...................... 11,375,857 3,102,082,445
ServiceNow, Inc.
(a) (b)
................... 2,454,151 2,523,063,560
Synopsys, Inc.
(a) (b)
.................... 1,833,053 939,769,612
Tyler Technologies, Inc.
(a) (b)
.............. 510,898 302,880,770
Workday, Inc. , Class A
(a) (b)
............... 2,568,640 616,473,600
71,279,149,587
Specialized REITs — 0.9%
American Tower Corp. ................. 5,550,279 1,226,722,665
Crown Castle, Inc. .................... 5,163,075 530,402,695
Digital Realty Trust, Inc. ................ 3,753,747 654,390,714
Equinix, Inc. ........................ 1,160,021 922,761,905
Extra Space Storage, Inc. ............... 2,515,902 370,944,591
Iron Mountain, Inc. .................... 3,498,097 358,799,809
Public Storage ....................... 1,871,864 549,242,335
SBA Communications Corp. ............. 1,273,648 299,103,496
VICI Properties, Inc. ................... 12,529,244 408,453,354
Weyerhaeuser Co. .................... 8,599,275 220,915,375
5,541,736,939
Specialty Retail — 1.7%
AutoZone, Inc.
(b)
..................... 198,485 736,821,971
Best Buy Co., Inc. .................... 2,284,291 153,344,455
CarMax, Inc.
(a) (b)
...................... 1,806,313 121,402,297
Home Depot, Inc. (The) ................ 11,785,008 4,320,855,333
Lowe's Cos., Inc. ..................... 6,636,041 1,472,338,417
O'Reilly Automotive, Inc.
(a) (b)
.............. 10,136,046 913,561,826
Ross Stores, Inc. ..................... 3,899,331 497,476,649
TJX Cos., Inc. (The) ................... 13,238,049 1,634,766,671
Tractor Supply Co. .................... 6,286,573 331,742,457
Ulta Beauty, Inc.
(a) (b)
................... 535,629 250,577,959
Williams-Sonoma, Inc. ................. 1,454,389 237,603,531
10,670,491,566
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc. ......................... 177,091,558 36,333,874,955
Dell Technologies, Inc. , Class C ........... 3,552,475 435,533,435
Hewlett Packard Enterprise Co. ........... 15,574,412 318,496,725
HP, Inc. ........................... 11,176,880 273,386,485
NetApp, Inc. ........................ 2,411,751 256,972,069
Seagate Technology Holdings plc .......... 2,515,970 363,129,950
Super Micro Computer, Inc.
(a) (b)
............ 6,085,443 298,247,562

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. .................. 4,136,599 $ 264,700,970
38,544,342,151
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.
(a) (b)
............... 1,799,892 185,514,868
Lululemon Athletica, Inc.
(a) (b)
.............. 1,310,446 311,335,761
NIKE, Inc. , Class B ................... 13,961,390 991,817,146
Ralph Lauren Corp. , Class A ............. 473,266 129,807,398
Tapestry, Inc. ........................ 2,462,871 216,264,703
1,834,739,876
Tobacco — 0.7%
Altria Group, Inc. ..................... 19,972,037 1,170,960,529
Philip Morris International, Inc. ............ 18,455,364 3,361,275,446
4,532,235,975
Trading Companies & Distributors — 0.3%
Fastenal Co. ........................ 13,602,357 571,298,994
United Rentals, Inc. ................... 770,345 580,377,923
WW Grainger, Inc. .................... 518,504 539,368,601
1,691,045,518
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 2,312,116 321,638,457
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. ..................... 5,653,934 1,347,106,315
Total Long-Term Investments — 99 .8%
(Cost: $ 560,731,694,258 ) ........................... 622,419,441,339
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(e)
................... 2,802,970,266 $ 2,804,091,455
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 918,086,065 918,086,065
Total Short-Term Securities — 0 .6%
(Cost: $ 3,720,705,934 ) ............................ 3,722,177,520
Total Investments — 100 .4%
(Cost: $ 564,452,400,192 ) ........................... 626,141,618,859
Liabilities in Excess of Other Assets — (0.4) % ............. (2,338,917,884)
Net Assets — 100.0% ...............................
$ 623,802,700,975
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,391,968,255 $ — $ (587,591,046)
(a)
$ (147,449) $ (138,305) $ 2,804,091,455 2,802,970,266 $ 1,069,635
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,014,516,435 — (96,430,370)
(a)
— — 918,086,065 918,086,065 9,468,850 —
BlackRock, Inc. .......... 1,681,270,283 180,250,290 (220,482,295) 46,144,315 124,603,549 1,811,786,142 1,726,744 8,780,251 —
$ 45,996,866 $ 124,465,244 $ 5,533,963,662 $ 19,318,736 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P 500 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 4,368 09/19/25 $ 1,365,819 $ 31,108,194
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 622,419,441,339 $ — $ — $ 622,419,441,339
Short-Term Securities
Money Market Funds ...................................... 3,722,177,520 — — 3,722,177,520
$ 626,141,618,859 $ — $ — $ 626,141,618,859
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 31,108,194 $ — $ — $ 31,108,194
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust